Stated Dividend Rates on RPS Issued to KDIC and Strider (Detail) (RPS)	1 Months Ended	12 Months Ended
	Jan. 31, 2007	Dec. 31, 2010 Korea Deposit Insurance Corporation KDIC Series 1 to 5	Dec. 31, 2010 Strider Series 6	Dec. 31, 2010 Strider Series 7	Dec. 31, 2010 Strider Series 8
Redeemable Preferred Stock [Line Items]
Stated Dividend Rates (%)	(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread+100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.	4.04	7.00	7.46	7.86